UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: November 30, 2025

Item 1. Report to Stockholders

(a)

Dakota Active Equity ETF Ticker: DAK Listed on: The Nasdaq Stock Market, LLC	November 30, 2025 Semi-Annual Shareholder Report https://www.dakotaetfs.com/

This semi-annual shareholder report contains important information about the Dakota Active Equity ETF (the “Fund”) for the period of July 29, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.dakotaetfs.com/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$14	0.40%

KEY FUND STATISTICS (as of Period End)
Net Assets	$39,282,744	Advisory Fees	$50,846
# of Portfolio Holdings	196	Portfolio Turnover Rate*	47%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

ASSET WEIGHTING (as a % of Net Assets)
Common Stocks	75.4%
Exchange Traded Funds	23.1%
Real Estate Investment Trusts	0.5%
Cash and Cash Equivalents	1.0%

TOP HOLDINGS (as a % of Net Assets)
Apple, Inc.	5.8%
iShares Core S&P 500 ETF	3.7%
Microsoft Corp.	3.5%
Alphabet, Inc. - Class C	3.5%
Vanguard S&P 500 ETF	3.4%
JPMorgan Chase & Co.	3.0%
Invesco QQQ Trust Series 1	2.4%
Medtronic PLC	2.4%
Amazon.com, Inc.	2.4%
iShares Russell 1000 Growth ETF	2.3%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.dakotaetfs.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: November 30, 2025

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 75.4%	Shares	Value
Communication Services - 6.9%
Advertising - 0.1%
Trade Desk, Inc. - Class A (a)	709	$28,048

Cable & Satellite - 0.2%
Comcast Corp. - Class A	2,987	79,723

Integrated Telecommunication Services - 0.4%
AT&T, Inc.	6,428	167,257

Interactive Home Entertainment - 0.2%
Take-Two Interactive Software, Inc. (a)	219	53,889

Interactive Media & Services - 4.8%
Alphabet, Inc. - Class A	1,525	488,274
Alphabet, Inc. - Class C	4,347	1,391,562
		1,879,836
Movies & Entertainment - 1.2%
Netflix, Inc. (a)	3,740	402,349
Walt Disney Co.	749	78,248
		480,597
Total Communication Services		2,689,350

Consumer Discretionary - 6.9%
Apparel Retail - 1.3%
Ross Stores, Inc.	300	52,908
TJX Cos., Inc.	3,034	460,925
		513,833
Automobile Manufacturers - 0.0%(b)
General Motors Co.	111	8,161

Automotive Retail - 0.3%
AutoZone, Inc. (a)	27	106,767
O'Reilly Automotive, Inc. (a)	239	24,306
		131,073
Broadline Retail - 2.5%
Amazon.com, Inc. (a)	4,036	941,276
MercadoLibre, Inc. (a)	19	39,364
		980,640
Consumer Electronics - 0.2%
Garmin Ltd.	317	61,916

The accompanying notes are an integral part of these financial statements.

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 75.4% (CONTINUED)	Shares	Value
Home Improvement Retail - 0.6%
Home Depot, Inc.	464	$165,611
Lowe's Cos., Inc.	368	89,233
		254,844
Hotels, Resorts & Cruise Lines - 1.3%
Expedia Group, Inc.	1,814	463,822
Royal Caribbean Cruises Ltd.	138	36,742
		500,564
Restaurants - 0.7%
Darden Restaurants, Inc.	300	53,874
McDonald's Corp.	655	204,242
Yum! Brands, Inc.	80	12,257
		270,373
Total Consumer Discretionary		2,721,404

Consumer Staples - 5.4%
Consumer Staples Merchandise Retail - 2.0%
Costco Wholesale Corp.	665	607,537
Target Corp.	256	23,199
Walmart, Inc.	1,298	143,442
		774,178
Household Products - 0.8%
Colgate-Palmolive Co.	868	69,778
Kimberly-Clark Corp.	90	9,821
Procter & Gamble Co.	1,735	257,058
		336,657
Packaged Foods & Meats - 0.5%
Hershey Co.	321	60,374
McCormick & Co., Inc.	1,247	84,148
Mondelez International, Inc. - Class A	904	52,043
		196,565
Personal Care Products - 0.4%
Unilever PLC - ADR	2,687	162,805

Soft Drinks & Non-alcoholic Beverages - 1.5%
Coca-Cola Co.	1,557	113,848
PepsiCo, Inc.	3,086	459,011
		572,859
Tobacco - 0.2%
Altria Group, Inc.	532	31,393
Philip Morris International, Inc.	303	47,717
		79,110
Total Consumer Staples		2,122,174

The accompanying notes are an integral part of these financial statements.

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 75.4% (CONTINUED)	Shares	Value
Energy - 2.2%
Coal & Consumable Fuels - 0.0%(b)
Cameco Corp.	314	$27,792

Integrated Oil & Gas - 1.3%
Chevron Corp.	206	31,133
Exxon Mobil Corp.	4,175	483,966
Shell PLC - ADR	100	7,377
		522,476
Oil & Gas Equipment & Services - 0.3%
SLB Ltd.	3,228	116,983

Oil & Gas Exploration & Production - 0.1%
ConocoPhillips	228	20,221
EQT Corp.	190	11,564
		31,785
Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	603	116,819
Valero Energy Corp.	184	32,524
		149,343
Oil & Gas Storage & Transportation - 0.1%
Williams Cos., Inc.	494	30,099
Total Energy		878,478

Financials - 12.2%
Asset Management & Custody Banks - 2.2%
Ameriprise Financial, Inc.	18	8,203
Bank of New York Mellon Corp.	3,579	401,206
Blackrock, Inc.	33	34,561
Blackstone, Inc.	2,091	306,164
KKR & Co., Inc.	923	112,892
		863,026
Consumer Finance - 0.2%
Capital One Financial Corp.	384	84,123

Diversified Banks - 3.8%
Bank of America Corp.	1,851	99,306
JPMorgan Chase & Co.	3,732	1,168,415
PNC Financial Services Group, Inc.	63	12,015
US Bancorp	614	30,117
Wells Fargo & Co.	1,943	166,806
		1,476,659

The accompanying notes are an integral part of these financial statements.

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 75.4% (CONTINUED)	Shares	Value
Diversified Financial Services - 0.0%(b)
Apollo Global Management, Inc.	153	$20,173

Financial Exchanges & Data - 2.5%
Cboe Global Markets, Inc.	3,387	874,422
Moody's Corp.	52	25,520
MSCI, Inc.	154	86,813
		986,755
Insurance Brokers - 0.1%
Arthur J Gallagher & Co.	114	28,229

Investment Banking & Brokerage - 0.0%(b)
Morgan Stanley	72	12,216

Life & Health Insurance - 0.1%
Aflac, Inc.	120	13,237
MetLife, Inc.	240	18,375
		31,612
Property & Casualty Insurance - 1.2%
Allstate Corp.	112	23,854
Loews Corp.	120	12,944
Progressive Corp.	489	111,878
Travelers Cos., Inc.	174	50,958
W R Berkley Corp.	3,468	269,429
		469,063
Transaction & Payment Processing Services - 2.1%
Global Payments, Inc.	159	12,046
Mastercard, Inc. - Class A	217	119,465
PayPal Holdings, Inc.	678	42,504
Shift4 Payments, Inc. - Class A (a)	107	7,894
Visa, Inc. - Class A	1,902	636,105
		818,014
Total Financials		4,789,870

Health Care - 9.0%
Biotechnology - 1.1%
AbbVie, Inc.	1,044	237,719
Gilead Sciences, Inc.	1,569	197,443
		435,162
Health Care Distributors - 0.1%
Cardinal Health, Inc.	82	17,405
Cencora, Inc.	74	27,301
		44,706

The accompanying notes are an integral part of these financial statements.

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 75.4% (CONTINUED)	Shares	Value
Health Care Equipment - 4.0%
Abbott Laboratories	3,607	$464,942
Intuitive Surgical, Inc. (a)	105	60,215
Medtronic PLC	8,959	943,652
ResMed, Inc.	387	99,006
		1,567,815
Health Care Services - 0.1%
CVS Health Corp.	551	44,278

Life Sciences Tools & Services - 0.5%
Danaher Corp.	125	28,348
Thermo Fisher Scientific, Inc.	259	153,025
		181,373
Pharmaceuticals - 3.2%
AstraZeneca PLC - ADR	194	17,988
Bristol-Myers Squibb Co.	472	23,222
Eli Lilly & Co.	425	457,075
Haleon PLC - ADR	1,805	17,653
Johnson & Johnson	2,614	540,889
Merck & Co., Inc.	1,704	178,630
Zoetis, Inc.	161	20,637
		1,256,094
Total Health Care		3,529,428

Industrials - 7.1%
Aerospace & Defense - 2.4%
General Dynamics Corp.	125	42,704
General Electric Co.	2,184	651,815
Lockheed Martin Corp.	318	145,599
Northrop Grumman Corp.	38	21,745
RTX Corp.	157	27,461
TransDigm Group, Inc.	36	48,966
		938,290
Agricultural & Farm Machinery - 0.1%
Deere & Co.	49	22,760

Building Products - 0.0%(b)
Carrier Global Corp.	312	17,123

Construction & Engineering - 0.1%
Quanta Services, Inc.	89	41,374

The accompanying notes are an integral part of these financial statements.

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 75.4% (CONTINUED)	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 0.3%
Caterpillar, Inc.	197	$113,425

Electrical Components & Equipment - 0.5%
Eaton Corp. PLC	103	35,627
Emerson Electric Co.	831	110,839
nVent Electric PLC	77	8,260
Rockwell Automation, Inc.	124	49,086
		203,812
Environmental & Facilities Services - 1.3%
Republic Services, Inc.	173	37,552
Rollins, Inc.	6,148	377,979
Waste Management, Inc.	530	115,471
		531,002
Heavy Electrical Equipment - 0.1%
GE Vernova, Inc.	54	32,388

Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	207	52,847
Paychex, Inc.	768	85,778
		138,625
Industrial Conglomerates - 0.1%
3M Co.	80	13,764
Honeywell International, Inc.	209	40,168
		53,932
Industrial Machinery & Supplies & Components - 0.3%
Flowserve Corp.	318	22,689
Illinois Tool Works, Inc.	80	19,942
Pentair PLC	652	68,617
Snap-on, Inc.	62	21,083
		132,331
Passenger Ground Transportation - 0.9%
Uber Technologies, Inc. (a)	3,967	347,271

Rail Transportation - 0.3%
Norfolk Southern Corp.	159	46,442
Union Pacific Corp.	271	62,826
		109,268
Trading Companies & Distributors - 0.3%
Fastenal Co.	353	14,261
WW Grainger, Inc.	100	94,863
		109,124
Total Industrials		2,790,725

The accompanying notes are an integral part of these financial statements.

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 75.4% (CONTINUED)	Shares	Value
Information Technology - 22.5%
Application Software - 1.1%
HubSpot, Inc. (a)	103	$37,834
Intuit, Inc.	105	66,578
PTC, Inc. (a)	414	72,628
Salesforce, Inc.	1,173	270,424
		447,464
Communications Equipment - 1.3%
Cisco Systems, Inc.	6,725	517,421

Electronic Components - 0.1%
Amphenol Corp. - Class A	60	8,454
Corning, Inc.	298	25,092
		33,546
Electronic Equipment & Instruments - 0.1%
Itron, Inc. (a)	304	30,108

Electronic Manufacturing Services - 0.1%
TE Connectivity PLC	85	19,223

Internet Services & Infrastructure - 0.2%
Okta, Inc. (a)	130	10,443
Shopify, Inc. - Class A (a)	447	70,912
		81,355
IT Consulting & Other Services - 0.5%
International Business Machines Corp.	629	194,097

Semiconductor Materials & Equipment - 0.1%
Applied Materials, Inc.	69	17,405
Lam Research Corp.	70	10,920
		28,325
Semiconductors - 7.9%
Advanced Micro Devices, Inc. (a)	2,440	530,773
Analog Devices, Inc.	3,024	802,388
Intel Corp. (a)	4,335	175,828
NVIDIA Corp.	4,832	855,264
QUALCOMM, Inc.	4,323	726,653
Texas Instruments, Inc.	151	25,409
		3,116,315
Systems Software - 5.3%
Microsoft Corp.	2,834	1,394,356
Palo Alto Networks, Inc. (a)	1,850	351,741

The accompanying notes are an integral part of these financial statements.

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 75.4% (CONTINUED)	Shares	Value
Systems Software - 5.3% (Continued)
ServiceNow, Inc. (a)	418	$339,587
		2,085,684
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	8,194	2,284,897
Total Information Technology		8,838,435

Materials - 1.7%
Construction Materials - 0.1%
Vulcan Materials Co.	65	19,321

Copper - 0.1%
Freeport-McMoRan, Inc.	1,326	56,991

Gold - 0.7%
Anglogold Ashanti PLC	175	14,994
Newmont Corp.	2,724	247,149
		262,143
Industrial Gases - 0.3%
Air Products and Chemicals, Inc.	169	44,117
Linde PLC	172	70,575
		114,692
Specialty Chemicals - 0.5%
Ecolab, Inc.	100	27,516
PPG Industries, Inc.	833	83,333
RPM International, Inc.	636	68,211
Sherwin-Williams Co.	45	15,466
Solstice Advanced Materials, Inc. (a)	52	2,480
		197,006
Total Materials		650,153

Utilities - 1.5%
Electric Utilities - 0.5%
Duke Energy Corp.	542	67,175
NextEra Energy, Inc.	686	59,195
Xcel Energy, Inc.	648	53,207
		179,577
Gas Utilities - 0.0%(b)
MDU Resources Group, Inc.	606	12,920

Multi-Utilities - 0.9%
DTE Energy Co.	77	10,552
NiSource, Inc.	263	11,606

The accompanying notes are an integral part of these financial statements.

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 75.4% (CONTINUED)	Shares	Value
Multi-Utilities - 0.9% (Continued)
Sempra	3,635	$344,307
		366,465
Water Utilities - 0.1%
American Water Works Co., Inc.	259	33,688
Total Utilities		592,650
TOTAL COMMON STOCKS (Cost $17,113,465)		29,602,667

EXCHANGE TRADED FUNDS - 23.1%
Invesco QQQ Trust Series 1	1,533	949,310
Invesco S&P 500 Equal Weight Energy ETF	230	18,805
Invesco S&P 500 Equal Weight ETF	2,288	438,221
iShares Core S&P 500 ETF	2,127	1,460,994
iShares Russell 1000 Growth ETF	1,900	905,255
iShares S&P 500 Value ETF	1,063	225,802
iShares U.S. Technology ETF	3,825	759,951
SPDR Gold Shares (a)	156	60,509
SPDR S&P 500 ETF Trust	685	468,122
State Street Communication Services Select Sector SPDR ETF	2,509	289,513
State Street Consumer Discretionary Select Sector SPDR ETF	184	43,509
State Street Consumer Staples Select Sector SPDR ETF	209	16,588
State Street Energy Select Sector SPDR ETF	189	17,095
State Street Financial Select Sector SPDR ETF	1,746	93,114
State Street Health Care Select Sector SPDR ETF	272	42,881
State Street Industrial Select Sector SPDR ETF	159	24,437
State Street Materials Select Sector SPDR ETF	284	25,390
State Street SPDR Portfolio S&P 500 Growth ETF	3,369	360,618
State Street Utilities Select Sector SPDR ETF	1,272	115,281
Vanguard Communication Services ETF	948	181,267
Vanguard Financials ETF	419	54,470
Vanguard Growth ETF	729	357,822
Vanguard Health Care ETF	2,805	826,157
Vanguard S&P 500 ETF	2,148	1,349,825
TOTAL EXCHANGE TRADED FUNDS (Cost $4,107,377)		9,084,936

REAL ESTATE INVESTMENT TRUSTS - 0.5%
Real Estate - 0.5%
Industrial REITs - 0.2%
Prologis, Inc.	642	82,516

Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	89	16,193

The accompanying notes are an integral part of these financial statements.

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 0.5% (CONTINUED)	Shares	Value
Telecom Tower REITs - 0.2%
American Tower Corp.	397	$71,964
Total Real Estate		170,673
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $126,093)		170,673

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%
First American Government Obligations Fund - Class X, 3.92% (c)	406,270	406,270
TOTAL MONEY MARKET FUNDS (Cost $406,270)		406,270

TOTAL INVESTMENTS - 100.0% (Cost $21,753,205)		$39,264,546
Other Assets in Excess of Liabilities - 0.0% (b)		18,198
TOTAL NET ASSETS - 100.0%		$39,282,744

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc.("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable

The accompanying notes are an integral part of these financial statements.

DAKOTA ACTIVE EQUITY ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$39,264,546
Dividends receivable	30,989
Dividend tax reclaims receivable	15
Total assets	39,295,550

LIABILITIES:
Payable to adviser (See Note 3)	12,806
Total liabilities	12,806
NET ASSETS	$39,282,744

NET ASSETS CONSISTS OF:
Paid-in capital	$36,606,176
Total distributable earnings	2,676,568
Total net assets	$39,282,744

Net assets	$39,282,744
Shares issued and outstanding(a)	1,466,000
Net asset value per share	$26.80

COST:
Investments, at cost	$21,753,205

(a) Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

1

DAKOTA ACTIVE EQUITY ETF

STATEMENT OF OPERATIONS
For the Period Ended November 30, 2025(a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$156,634
Less: Issuance fees	(24)
Less: Dividend withholding taxes, net	(185)
Total investment income	156,425

EXPENSES:
Investment advisory fees (See Note 3)	50,846
Total expenses	50,846
NET INVESTMENT INCOME (LOSS)	105,579

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(118,141)
In-kind redemptions	6,216,925
Net realized gain (loss)	6,098,784
Net change in unrealized appreciation (depreciation) on:
Investments(b)	(3,474,960)
Net change in unrealized appreciation (depreciation)	(3,474,960)
Net realized and unrealized gain (loss)	2,623,824
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,729,403

(a)	Inception date of the Fund was July 29, 2025.
(b)	Change in unrealized appreciation (depreciation) does not include net unrealized appreciation (depreciation) in connection with securities received from in-kind exchanges. See Note 1 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

2

DAKOTA ACTIVE EQUITY ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended November 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$105,579
Net realized gain (loss)	6,098,784
Net change in unrealized appreciation (depreciation)	(3,474,960)
Net increase (decrease) in net assets from operations	2,729,403

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(52,835)
Total distributions to shareholders	(52,835)

CAPITAL TRANSACTIONS:
Shares sold	14,431,349
Shares issued from reorganization (See Note 1)	34,904,097
Shares redeemed	(12,729,270)
Net increase (decrease) in net assets from capital transactions	36,606,176

NET INCREASE (DECREASE) IN NET ASSETS	39,282,744

NET ASSETS:
Beginning of the period	—
End of the period	$39,282,744

SHARES TRANSACTIONS
Shares sold	570,000
Shares issued from reorganization (See Note 1)	1,396,000
Shares redeemed	(500,000)
Total increase (decrease) in shares outstanding	1,466,000

(a) Inception date of the Fund was July 29, 2025.
The accompanying notes are an integral part of these financial statements.

3

DAKOTA ACTIVE EQUITY ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)(e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)(f)
Dakota Active Equity ETF
11/30/2025(g)(h)	$25.00	0.07	1.77	1.84	(0.04)	(0.04)	$26.80	7.32%	$39,283	0.40%	0.84%	47%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Unaudited.
(h)	Inception date of the Fund was July 29, 2025.

The accompanying notes are an integral part of these financial statements.

4

DAKOTA ACTIVE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Dakota Active Equity ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on July 29, 2025. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to achieve capital appreciation.

As part of the Fund’s commencement of operations on July 29, 2025, the Fund received an in-kind contribution from assets managed by the Sub-Adviser, which consisted of $34,904,097 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of July 29, 2025, was $13,917,796, resulting in net unrealized appreciation on investments of $20,986,301 as of that date. As a result of the in-kind contribution, the Fund issued 1,396,000 shares at a $25.00 per share net asset value.

Shares of the Fund are listed and traded on The Nasdaq Stock Market, LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is November 30, 2025, and the period covered by these Notes to Financial Statements is from July 29, 2025 to November 30, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the
5

DAKOTA ACTIVE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. For the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

6

DAKOTA ACTIVE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$29,602,667	$—	$—	$29,602,667
Exchange Traded Funds	9,084,936	—	—	9,084,936
Real Estate Investment Trusts	170,673	—	—	170,673
Money Market Funds	406,270	—	—	406,270
Total Investments	$39,264,546	$—	$—	$39,264,546

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis.
7

DAKOTA ACTIVE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

G.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. The Fund commenced operations on July 29, 2025; therefore, no reclassifications have been made yet.

I.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and
8

DAKOTA ACTIVE EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.40% to the Adviser monthly based on average daily net assets.

Dakota Wealth, LLC (the “Sub-Adviser”), serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$13,682,769	$12,428,985

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$12,850,124	$12,769,103

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period was as follows:

Ordinary Income(a)
$52,835
(a) Inception date of the Fund was July 29, 2025.

NOTE 6 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.
9

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board of Trustees (the “Board”) of EA Series Trust (the “Trust”) met on April 25, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Dakota Active Equity ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”) and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and Dakota Wealth Management (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations. However, the Board was presented with information regarding the performance of certain separately managed accounts (SMAs) of the Sub-Adviser that utilize a similar strategy as the Fund. The Board noted that the SMAs had slightly outperformed its benchmark for the one-year period ended December 31, 2024 and slightly underperformed its benchmark for the since-inception period.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board noted that the Fund’s proposed management fee and net expense ratio were lower than the average of the funds in the peer group. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund. It was noted that the Sub-Adviser manages SMAs that follow a strategy similar to the Fund and are charged a higher management fee than the Fund. The Board considered the Sub-Adviser’s description of services provided to the various SMAs and its explanation for the differences in fees charged.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Fund. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and Sub-Adviser would each make a profit as it relates to their respective advisory fee arrangements. The Board discussed the estimated profitability for the Adviser and the Sub-Adviser, noting that since the numbers were based on estimates it was premature to meaningfully evaluate each firm’s profitability. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from each Fund’s operations. The Board considered that the Sub-Adviser may benefit from having fewer accounts to manage if certain clients decide to invest in the Fund in lieu of a SMA. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 28, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	January 28, 2026